Consolidated Statements of Changes in Equity ₪ in Millions, $ in Millions	Attributable to owners of the Company Share Capital [Member] ILS (₪)	Attributable to owners of the Company Capital reserve [Member] ILS (₪)	Attributable to owners of the Company Retained earnings [Member] ILS (₪)	Attributable to owners of the Company Total [Member] ILS (₪)	Non-controlling interests [Member] ILS (₪)	ILS (₪)	Convenience translation into U.S. dollar [Member] USD ($)
Balance at Dec. 31, 2014	₪ 1	₪ (3)	₪ 1,078	₪ 1,076	₪ 16	₪ 1,092
Comprehensive income for the year
Profit for the year			95	95	2	97
Other comprehensive income (loss) for the year, net of tax		1	(2)	(1)		(1)
Transactions with owners, recognized directly in equity
Share based payments			3	3		3
Dividend to non-controlling interests in a subsidiary					(1)	(1)
Options written over non-controlling interests in a consolidated company			(4)	(4)	(1)	(5)
Balance at Dec. 31, 2015	1	(2)	1,170	1,169	16	1,185
Comprehensive income for the year
Profit for the year			148	148	2	150
Other comprehensive income (loss) for the year, net of tax		1	(1)
Transactions with owners, recognized directly in equity
Share based payments			5	5	1	6
Dividend to non-controlling interests in a subsidiary					(1)	(1)
Balance at Dec. 31, 2016	1	(1)	1,322	1,322	18	1,340	$ 386
Comprehensive income for the year
Profit for the year			112	112	1	113	33
Other comprehensive income (loss) for the year, net of tax		1		1		1
Transactions with owners, recognized directly in equity
Share based payments			2	2		2
Derecognition of non-controlling interests due to loss of control in a consolidated company (see Note 7(b))					(15)	(15)	(4)
Balance at Dec. 31, 2017	₪ 1		₪ 1,436	₪ 1,437	₪ 4	₪ 1,441	$ 415